TAXES RECOVERABLE	12 Months Ended
Dec. 31, 2024
TAXES RECOVERABLE
TAXES RECOVERABLE

5. TAXES RECOVERABLE

The Company’s taxes recoverable consist of the Mexican I.V.A. (“VAT”) and income taxes recoverable and Canadian sales taxes (“GST/HST”) recoverable.

	December 31, 2024	December 31, 2023
VAT recoverable	$179	$3,231
GST recoverable	16	20
Income taxes recoverable	-	3,329
	$195	$6,580